Capital Structure, Financial Risk and Related Items - Financial Risk (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	0.00%	100.00%		100.00%
Marketable securities	$ 0	$ 1,574	[1]	$ 1,967	[1]
Total value of bank deposits	0	$ 1,380
Notional amount	5,500
Unsecured Notes
Disclosure of credit risk exposure [line items]
Notional amount	1,000
Secured Notes
Disclosure of credit risk exposure [line items]
Notional amount	1,500
Term Loan A (Secured)
Disclosure of credit risk exposure [line items]
Notional amount	1,000
Term Loan B (Secured)
Disclosure of credit risk exposure [line items]
Notional amount	2,000
USD
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate		10.00%
Estimated impact for net profit before tax due to increase or decrease In exchange rate		$ 266
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,715	2,954
Maximum credit exposure to receivables	$ 1,134	$ 930
Credit risk | Triple A-rating
Disclosure of credit risk exposure [line items]
Percentage of marketable securities		71.00%
Marketable securities		$ 1,574
Currency risk
Disclosure of credit risk exposure [line items]
Revenue (as a percent)	81.00%	79.00%		86.00%

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.